Offerings	Feb. 27, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of CSX Corporation
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is omitting this information in reliance on Rule 456(b) and Rule 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of CSX Transportation, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of CSX Transportation, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is omitting this information in reliance on Rule 456(b) and Rule 457(r).

No separate consideration will be received for the guarantees of securities being registered. In accordance with Rule 457(n), no registration fee is payable with respect to such guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Trust Preferred Securities of CSX Capital Trust I
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Trust Preferred Securities of CSX Capital Trust I
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (3)
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Please see Offering Note (1)